STOCK-BASED COMPENSATION PLANS Schedule of stock options outstanding and exercisable (Details) - 12 months ended Dec. 31, 2018	$ / shares shares	$ / shares $ / shares shares	$ / shares shares
Options Outstanding
Number of Options | shares	1,378,348	1,378,348	1,378,348
Weighted Average Remaining Option Life	2 years 9 months 18 days	2 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 19.64	$ 19.64	$ 26.79
Options Exercisable
Number Of options Exercisable (in shares) | shares	612,133	612,133	612,133
Weighted Average Exercise Price (in dollars per share) | (per share)	$ 21.26	$ 21.26	$ 28.99
Range of exercise prices $10.26 - $14.53 U.S.
Options Outstanding
Number of Options | shares	275,467	275,467	275,467
Weighted Average Remaining Option Life	2 years 1 month 6 days	2 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 10.47	$ 10.47
Options Exercisable
Number Of options Exercisable (in shares) | shares	153,085	153,085	153,085
Weighted Average Exercise Price (in dollars per share)	$ 10.47	$ 10.47
Exercise price, low end of range (in dollars per share)	10.26
Exercise price, high end of range (in dollars per share)	$ 14.53
Range of exercise prices $13.99 - $19.81 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share)			$ 14.28
Options Exercisable
Weighted Average Exercise Price (in dollars per share)			$ 14.28
Exercise price, low end of range (in dollars per share)		$ 13.99
Exercise price, high end of range (in dollars per share)		$ 19.81
Range of exercise prices $14.54 - $16.40 U.S.
Options Outstanding
Number of Options | shares	355,436	355,436	355,436
Weighted Average Remaining Option Life	3 years 8 months 12 days	3 years 8 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 15.62	$ 15.62
Options Exercisable
Number Of options Exercisable (in shares) | shares	36,079	36,079	36,079
Weighted Average Exercise Price (in dollars per share)	$ 15.41	$ 15.41
Exercise price, low end of range (in dollars per share)	14.54
Exercise price, high end of range (in dollars per share)	$ 16.40
Range of exercise prices $19.82 - $22.37 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share)			$ 21.30
Options Exercisable
Weighted Average Exercise Price (in dollars per share)			$ 21.01
Exercise price, low end of range (in dollars per share)		$ 19.82
Exercise price, high end of range (in dollars per share)		$ 22.37
Range of exercise prices $16.41 - 24.61 U.S.
Options Outstanding
Number of Options | shares	390,558	390,558	390,558
Weighted Average Remaining Option Life	2 years 10 months 24 days	2 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 22.87	$ 22.87
Options Exercisable
Number Of options Exercisable (in shares) | shares	192,812	192,812	192,812
Weighted Average Exercise Price (in dollars per share)	$ 22.59	$ 22.59
Exercise price, low end of range (in dollars per share)	16.41
Exercise price, high end of range (in dollars per share)	$ 24.61
Range of exercise prices $22.38 - $33.56 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share)			$ 31.18
Options Exercisable
Weighted Average Exercise Price (in dollars per share)			$ 30.81
Exercise price, low end of range (in dollars per share)		$ 22.38
Exercise price, high end of range (in dollars per share)		$ 33.56
Range of exercise prices $24.62 - $25.15 U.S.
Options Outstanding
Number of Options | shares	204,995	204,995	204,995
Weighted Average Remaining Option Life	3 years 1 month 6 days	3 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 25.10	$ 25.10
Options Exercisable
Number Of options Exercisable (in shares) | shares	94,370	94,370	94,370
Weighted Average Exercise Price (in dollars per share)	$ 25.10	$ 25.10
Exercise price, low end of range (in dollars per share)	24.62
Exercise price, high end of range (in dollars per share)	$ 25.15
Range of exercise prices $33.57 - $34.30 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share)			$ 34.23
Options Exercisable
Weighted Average Exercise Price (in dollars per share)			$ 34.23
Exercise price, low end of range (in dollars per share)		$ 33.57
Exercise price, high end of range (in dollars per share)		$ 34.30
Range of exercise prices $25.16 - $32.29 U.S.
Options Outstanding
Number of Options | shares	151,892	151,892	151,892
Weighted Average Remaining Option Life	1 year 4 months 24 days	1 year 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 30.05	$ 30.05
Options Exercisable
Number Of options Exercisable (in shares) | shares	135,787	135,787	135,787
Weighted Average Exercise Price (in dollars per share)	$ 30.40	$ 30.40
Exercise price, low end of range (in dollars per share)	25.16
Exercise price, high end of range (in dollars per share)	$ 32.29
Range of exercise prices $34.31 - $44.03 Cdn
Options Outstanding
Weighted Average Exercise Price (in dollars per share)			$ 40.98
Options Exercisable
Weighted Average Exercise Price (in dollars per share)			$ 41.45
Exercise price, low end of range (in dollars per share)		$ 34.31
Exercise price, high end of range (in dollars per share)		$ 44.03